Other Reserves - Reconciliation of the Hedge Reserve (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Changes In Reserve For Cash Flow Hedges
Balance at beginning of year	$ 84	$ 0
Unrealised gain on Rand gold contracts, including deferred tax thereon	17	128
Net gain on Rand gold contracts	21	160
Unrealised gain on Rand gold contracts, deferred tax thereon	(4)	(32)
Released to revenue, including deferred tax thereon	(74)	(43)
Released to revenue	(93)	(54)
Released to revenue, deferred tax thereon	19	11
Released to gains on derivatives (hedge ineffectiveness), including deferred tax thereon	0	(1)
Released to gains on derivatives (hedge ineffectiveness)	0	(1)
Released to gains on derivatives (hedge ineffectiveness), deferred tax thereon	0	0
Balance at end of year	$ 27	$ 84